FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08394
                                   ---------

                           TEMPLETON DRAGON FUND, INC.
                    ------------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      ------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                                                             ----------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  954/527-7500
                                                    -------------

Date of fiscal year end:   12/31
                         -----------

Date of reporting period:   9/30/08
                          ----------


ITEM 1. SCHEDULE OF INVESTMENTS.


Templeton Dragon Fund, Inc.

QUARTERLY STATEMENT OF INVESTMENTS
SEPTEMBER 30, 2008

CONTENTS

Statement of Investments ....................................................  3
Notes to Statement of Investments ...........................................  7

                      (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      Franklin - TEMPLETON - Mutual Series


                     Quarterly Statement of Investments | 1

                      This page intentionally left blank.

Templeton Dragon Fund, Inc.

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED)

                                                                                  COUNTRY      SHARES/UNITS       VALUE
                                                                               -------------   ------------   ------------
      COMMON STOCKS AND OTHER EQUITY INTERESTS 98.3%
      AIR FREIGHT & LOGISTICS 0.1%
      Sinotrans Ltd., H .....................................................      China         4,063,000    $    793,666
                                                                                                              ------------
      AUTO COMPONENTS 2.1%
      Cheng Shin Rubber Industry Co. Ltd. ...................................     Taiwan        12,778,099      15,297,896
      Norstar Founders Group Ltd. ...........................................    Hong Kong      13,376,000       2,323,502
  (a) Zhejiang Glass Co. Ltd., H ............................................     China          1,884,000         474,250
                                                                                                              ------------
                                                                                                                18,095,648
                                                                                                              ------------
      AUTOMOBILES 1.7%
  (a) Chongqing Changan Automobile Co. Ltd., B ..............................      China         4,395,302       1,032,015
      Dongfeng Motor Corp., H ...............................................      China        27,354,000      10,066,045
      Great Wall Motor Co. Ltd., H ..........................................      China         2,496,000       1,052,784
      Jiangling Motors Corp. Ltd., B ........................................      China         3,818,520       2,513,712
                                                                                                              ------------
                                                                                                                14,664,556
                                                                                                              ------------
      COMMERCIAL BANKS 8.4%
      Bank of China Ltd., H .................................................      China        56,321,000      21,823,289
      China Construction Bank Corp., H ......................................      China        50,251,000      33,526,901
  (b) Industrial and Commercial Bank of China, H, 144A ......................      China        27,510,000      16,624,972
                                                                                                              ------------
                                                                                                                71,975,162
                                                                                                              ------------
      COMMUNICATIONS EQUIPMENT 0.3%
      ZTE Corp., H ..........................................................      China          590,337        2,235,833
                                                                                                              ------------
      COMPUTERS & PERIPHERALS 4.8%
      Acer Inc. .............................................................     Taiwan         3,245,905       5,513,126
      Advantech Co. Ltd. ....................................................     Taiwan         1,813,561       3,489,087
      Asustek Computer Inc. .................................................     Taiwan        14,656,504      28,935,308
      Lite-On IT Corp. ......................................................     Taiwan         6,206,598       3,529,630
                                                                                                              ------------
                                                                                                                41,467,151
                                                                                                              ------------
      DISTRIBUTORS 2.1%
      China Resources Enterprise Ltd. .......................................    Hong Kong       5,818,000      14,204,392
      Dah Chong Hong Holdings Ltd. ..........................................    Hong Kong      16,316,520       3,375,589
  (b) Dah Chong Hong Holdings Ltd., 144A ....................................    Hong Kong         550,000         113,785
                                                                                                              ------------
                                                                                                                17,693,766
                                                                                                              ------------
      DIVERSIFIED TELECOMMUNICATION SERVICES 1.1%
      China Netcom Group Corp. (Hong Kong) Ltd. .............................      China           844,000       1,868,780
      China Telecom Corp. Ltd., H ...........................................      China        18,936,000       7,770,302
                                                                                                              ------------
                                                                                                                 9,639,082
                                                                                                              ------------
      ELECTRIC UTILITIES 4.9%
      Cheung Kong Infrastructure Holdings Ltd. ..............................    Hong Kong       9,037,000      42,050,077
                                                                                                              ------------
      ELECTRICAL EQUIPMENT 0.1%
      BYD Co. Ltd., H .......................................................      China           556,700         931,649
                                                                                                              ------------


                     Quarterly Statement of Investments | 3

Templeton Dragon Fund, Inc.

                                                                                  COUNTRY      SHARES/UNITS       VALUE
                                                                               -------------   ------------   ------------
      COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
      ELECTRONIC EQUIPMENT & INSTRUMENTS 0.2%
      Yorkey Optical International Cayman Ltd. ..............................      China        10,531,000    $  1,752,415
                                                                                                              ------------
      FOOD & STAPLES RETAILING 19.0%
      Beijing Jingkelong Supermarket Chain Group Co. Ltd., H ................      China         1,870,000         821,836
      Dairy Farm International Holdings Ltd. ................................    Hong Kong      32,157,478     161,805,013
                                                                                                              ------------
                                                                                                               162,626,849
                                                                                                              ------------
      FOOD PRODUCTS 0.8%
      China Foods Ltd. ......................................................      China         9,716,000       3,085,641
      China Huiyuan Juice Group Ltd. ........................................      China           806,000         997,217
      People's Food Holdings Ltd. ...........................................      China         3,031,000       1,013,594
      Uni-President Enterprises Corp. .......................................     Taiwan         1,290,692       1,162,063
      Xiwang Sugar Holdings Co. Ltd. ........................................    Hong Kong       3,638,000         937,896
                                                                                                              ------------
                                                                                                                 7,196,411
                                                                                                              ------------
      HOTELS, RESTAURANTS & LEISURE 0.4%
      NagaCorp Ltd. .........................................................    Cambodia       17,265,000       3,285,656
                                                                                                              ------------
      INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 2.8%
      Datang International Power Generation Co. Ltd., H .....................      China        29,806,000      16,635,247
      Guangdong Electric Power Development Co. Ltd., B ......................      China        10,224,960       3,978,765
      Huadian Power International Corp. Ltd., H .............................      China         8,404,000       2,109,071
      Huaneng Power International Inc., H ...................................      China         1,454,000         966,575
                                                                                                              ------------
                                                                                                                23,689,658
                                                                                                              ------------
      INDUSTRIAL CONGLOMERATES 3.8%
      Citic Pacific Ltd. ....................................................    Hong Kong       5,726,000      16,735,926
      Shanghai Industrial Holdings Ltd. .....................................      China         6,850,000      15,656,386
                                                                                                              ------------
                                                                                                                32,392,312
                                                                                                              ------------
      INSURANCE 0.2%
      China Life Insurance Co. Ltd., H ......................................      China           523,000       1,948,135
                                                                                                              ------------
      IT SERVICES 0.3%
      Travelsky Technology Ltd., H ..........................................      China         5,087,000       2,526,526
                                                                                                              ------------
      MACHINERY 1.5%
      China International Marine Containers (Group) Co. Ltd., B .............      China        11,778,895       7,786,599
      Lonking Holdings Ltd. .................................................    Hong Kong       2,433,000       1,810,827
      Mirle Automation Corp. ................................................     Taiwan           679,000         498,018
      Shin Zu Shing Co. Ltd. ................................................     Taiwan           714,637       2,944,214
                                                                                                              ------------
                                                                                                                13,039,658
                                                                                                              ------------
      MARINE 0.1%
      Sinotrans Shipping Ltd. ...............................................    Hong Kong       2,026,000         639,209
                                                                                                              ------------


                     4 | Quarterly Statement of Investments

Templeton Dragon Fund, Inc.

                                                                                  COUNTRY      SHARES/UNITS       VALUE
                                                                               -------------   ------------   ------------
      COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
      MEDIA 0.1%
      Next Media Ltd. .......................................................    Hong Kong       5,588,000    $  1,365,300
                                                                                                              ------------
      METALS & MINING 0.1%
      Aluminum Corp. of China Ltd., H .......................................      China           952,000         579,489
                                                                                                              ------------
      OIL, GAS & CONSUMABLE FUELS 23.2%
  (b) China Coal Energy Co., H, 144A ........................................      China           891,000         941,854
      China Petroleum and Chemical Corp., H .................................      China        97,904,000      77,259,974
      China Shenhua Energy Co. Ltd., H ......................................      China         6,125,500      15,023,627
      CNOOC Ltd. ............................................................      China        35,637,000      40,029,828
      PetroChina Co. Ltd., H ................................................      China        55,370,000      57,472,630
      Yanzhou Coal Mining Co. Ltd., H .......................................      China         7,984,000       8,231,783
                                                                                                              ------------
                                                                                                               198,959,696
                                                                                                              ------------
      PAPER & FOREST PRODUCTS 0.2%
      Nine Dragons Paper Holdings Ltd. ......................................      China         4,104,000       1,535,090
                                                                                                              ------------
      PHARMACEUTICALS 0.1%
      Tong Ren Tang Technologies Co. Ltd., H ................................      China           679,000         579,652
                                                                                                              ------------
      REAL ESTATE MANAGEMENT & DEVELOPMENT 4.4%
      Cheung Kong (Holdings) Ltd. ...........................................    Hong Kong       1,105,000      12,516,571
      Hopewell Holdings Ltd. ................................................    Hong Kong       6,568,000      23,849,952
      Soho China Ltd. .......................................................      China         4,206,500       1,421,436
  (b) Soho China Ltd., 144A .................................................      China           764,000         258,166
                                                                                                              ------------
                                                                                                                38,046,125
                                                                                                              ------------
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 4.2%
      MediaTek Inc. .........................................................     Taiwan           383,800       3,969,911
      Novatek Microelectronics Corp. Ltd. ...................................     Taiwan         2,875,766       4,283,837
  (a) Semiconductor Manufacturing International Corp. .......................      China         6,395,000         193,514
      Sunplus Technology Co. Ltd. ...........................................     Taiwan           181,362          84,013
      Taiwan Semiconductor Manufacturing Co. Ltd. ...........................     Taiwan        16,295,661      27,260,618
                                                                                                              ------------
                                                                                                                35,791,893
                                                                                                              ------------
      SOFTWARE 0.1%
      Kingdee International Software Group Co. Ltd., fgn. ...................    Hong Kong       4,140,000         798,010
                                                                                                              ------------
      SPECIALTY RETAIL 0.0%(c)
      I.T Ltd. ..............................................................    Hong Kong       1,152,000         139,861
                                                                                                              ------------
      TEXTILES, APPAREL & LUXURY GOODS 0.2%
(a, d)Tack Fat Group International Ltd. .....................................    Hong Kong      19,824,000              --
      Tainan Enterprises Co. Ltd. ...........................................     Taiwan         1,657,443       1,029,933
      Weiqiao Textile Co. Ltd., H ...........................................      China         1,113,000         545,978
                                                                                                              ------------
                                                                                                                 1,575,911
                                                                                                              ------------


                     Quarterly Statement of Investments | 5

Templeton Dragon Fund, Inc.

                                                                                  COUNTRY      SHARES/UNITS       VALUE
                                                                               -------------   ------------   ------------
      COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
      TRANSPORTATION INFRASTRUCTURE 0.7%
      Cosco Pacific Ltd. ....................................................      China         3,972,000    $  4,558,215
  (b) Rickmers Maritime, 144A ...............................................    Singapore       2,904,000       1,703,093
                                                                                                              ------------
                                                                                                                 6,261,308
                                                                                                              ------------
      WIRELESS TELECOMMUNICATION SERVICES 10.3%
      China Mobile Ltd. .....................................................      China         8,311,500      83,252,246
      Taiwan Mobile Co. Ltd. ................................................      Taiwan        2,972,831       4,753,258
                                                                                                              ------------
                                                                                                                88,005,504
                                                                                                              ------------
      TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
         (COST $486,416,372) ................................................                                  842,281,258
                                                                                                              ------------
      SHORT TERM INVESTMENTS (COST $3,461,767) 0.4%
      MONEY MARKET FUNDS 0.4%
  (e) Franklin Institutional Fiduciary Trust Money Market Portfolio, 1.98% ..   United States    3,461,767       3,461,767
                                                                                                              ------------
      TOTAL INVESTMENTS (COST $489,878,139) 98.7% ...........................                                  845,743,025
      OTHER ASSETS, LESS LIABILITIES 1.3% ...................................                                   10,916,692
                                                                                                              ------------
      NET ASSETS 100.0% .....................................................                                 $856,659,717
                                                                                                              ============

(a)  Non-income producing for the twelve months ended September 30, 2008.

(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At September 30, 2008, the aggregate value of these securities was $19,641,870, representing 2.29% of net assets.

(c)  Rounds to less than 0.1% of net assets.

(d) Security has been deemed illiquid because it may not be able to be sold within seven days. At September 30, 2008, the value of this security was $0.

(e) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statement of Investments.


                     6 | Quarterly Statement of Investments

Templeton Dragon Fund, Inc.

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Templeton Dragon Fund (Fund) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end investment company.

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Directors.


                     Quarterly Statement of Investments | 7

Templeton Dragon Fund, Inc.

3. INCOME TAXES

At September 30, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:


Cost of investments ........................................   $490,023,193
                                                               ------------
Unrealized appreciation ....................................   $416,863,416
Unrealized depreciation ....................................    (61,143,584)
                                                               ------------
Net unrealized appreciation (depreciation) .................   $355,719,832
                                                               ------------

4. FAIR VALUE MEASUREMENTS

The Fund adopted Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), on January 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Fund has determined that the implementation of SFAS 157 did not have a material impact on the Fund's financial statements.

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

-    Level 1 - quoted prices in active markets for identical securities

- Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008, in valuing the Fund's assets carried at fair value:

                              LEVEL 1       LEVEL 2     LEVEL 3       TOTAL
                            ----------   ------------   -------   ------------
ASSETS:
   Investments in
      Securities.........   $6,747,423   $838,995,602     $--     $845,743,025


                     8 | Quarterly Statement of Investments

Templeton Dragon Fund, Inc.

4. FAIR VALUE MEASUREMENTS (CONTINUED)

At September 30, 2008, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows:

                                                                   INVESTMENTS
                                                                  IN SECURITIES
                                                                  -------------
Beginning Balance - January 2008 ..............................    $        --
   Net realized gain (loss) ...................................             --
   Net change in unrealized appreciation (depreciation) .......     (1,016,029)
   Net purchases (sales) ......................................             --
Transfers in and/or out of Level 3 ............................      1,016,029
                                                                   -----------
Ending Balance ................................................    $        --
                                                                   -----------
Net change in unrealized appreciation (depreciation)
   attributable to assets still held at end of period .........    $(1,016,029)
                                                                   -----------

5. NEW ACCOUNTING PRONOUNCEMENT

In March 2008, FASB issued FASB Statement No. 161, "Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133" (SFAS 161), which expands disclosures about derivative investments and hedging activities. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. The Fund is currently evaluating the impact, if any, of applying the various provisions of SFAS 161.

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                     Quarterly Statement of Investments | 9



ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON DRAGON FUND, INC.

By  /s/GALEN G. VETTER
  ------------------------------
    Galen G. Vetter
     Chief Executive Officer - Finance
      and Administration
     Date  November 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/GALEN G. VETTER
  ------------------------------
    Galen G. Vetter
     Chief Executive Officer - Finance
      and Administration
     Date  November 25, 2008

By  /s/LAURA F. FERGERSON
   -----------------------------
     Laura F. Fergerson
     Chief Financial Officer and
      Chief Accounting Officer
     Date  November 25, 2008